Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥) Investment	Mar. 31, 2016 JPY (¥) Investment	Mar. 31, 2015 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 19,049	¥ (84,678)	¥ 137,704
Proceeds from sales of available-for-sale securities	549,865	464,232	511,868
Available-for-sale securities gross realized gains	33,804	32,593	32,206
Available-for-sale securities gross realized losses	3,103	467	129
Write-downs of securities	6,608	4,515	8,997
Aggregate carrying amount of other securities accounted for under the cost method	25,597	27,349
Aggregate carrying amount of other securities not evaluated for impairment	25,396	27,125
Investment funds fair value	¥ 24,894	¥ 27,367
Number of investment securities in an unrealized loss position | Investment	325	259
Finance revenues	¥ 14,031	¥ 12,712	12,391
Carrying amounts of debt securities acquired with evidence of deterioration of credit quality	18	319
Nominal value of debt securities acquired with evidence of deterioration of credit quality	355	1,057
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	402	743
CMBS and RMBS in the Americas, and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized gains	57	61	234
Non-credit components of other-than-temporary impairments, gross unrealized losses	36	6	58
Non-credit components of other-than-temporary impairments gains, accumulated other comprehensive income	0	39	149
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	0	4	¥ 37
Available-for-sale securities
Schedule of Investments [Line Items]
Investment funds fair value	15,400	16,227
Available-for-sale securities | Government Securities
Schedule of Investments [Line Items]
Investment funds fair value	1,015	988
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	1,026
Other securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 7,453	¥ 10,152